UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: August 31, 2019

Item 1. Schedule of Investments.

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.4%
	BASIC MATERIALS — 1.7%
3,134	Carpenter Technology Corp.[1]	$152,438
3,514	Celanese Corp.[1]	398,382
4,050	International Paper Co.[1]	158,355
		709,175
	COMMUNICATIONS — 14.9%
513	Alphabet, Inc. - Class A*	610,742
171	Alphabet, Inc. - Class C*	203,165
529	Amazon.com, Inc.*	939,657
15,259	AT&T, Inc.[1]	538,032
14,847	Ciena Corp.*	607,688
16,208	Cisco Systems, Inc.	758,696
11,903	eBay, Inc.[1]	479,572
1,143	Facebook, Inc. - Class A*,1	212,221
5,762	Nice Ltd. - ADR*,1,2	883,027
3,915	T-Mobile US, Inc.*,1	305,566
1,213	VeriSign, Inc.*	247,270
4,622	Walt Disney Co.	634,416
		6,420,052
	CONSUMER, CYCLICAL — 8.6%
6,078	Best Buy Co., Inc.[1]	386,865
1,615	Churchill Downs, Inc.	199,065
2,042	Darden Restaurants, Inc.[1]	247,041
7,978	Fastenal Co.[1]	244,286
1,647	Herman Miller, Inc.	69,635
3,350	Home Depot, Inc.	763,498
4,357	MDC Holdings, Inc.[1]	168,485
3,641	NIKE, Inc. - Class B	307,665
8,000	PulteGroup, Inc.[1]	270,400
6,712	Starbucks Corp.[1]	648,111
760	Vail Resorts, Inc.[1]	179,573
2,026	Walmart, Inc.	231,491
		3,716,115
	CONSUMER, NON-CYCLICAL — 25.4%
2,881	Amedisys, Inc.*	370,814
2,280	Amgen, Inc.	475,654
11,112	Archer-Daniels-Midland Co.[1]	422,812
9,719	Baxter International, Inc.	854,786
1,745	Biogen, Inc.*	383,464
1,019	Cintas Corp.[1]	268,812
3,736	Colgate-Palmolive Co.	277,024

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of August 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
2,850	Danaher Corp.	$404,957
1,425	Edwards Lifesciences Corp.*	316,122
2,375	Euronet Worldwide, Inc.*,1	363,708
1,080	FleetCor Technologies, Inc.*,1	322,272
4,369	Hershey Co.	692,399
2,945	Johnson & Johnson	378,020
1,868	Laboratory Corp. of America Holdings*	313,002
3,130	ManpowerGroup, Inc.[1]	255,846
11,017	Merck & Co., Inc.	952,640
1,306	Molina Healthcare, Inc.*,1	170,146
1,509	Moody's Corp.[1]	325,310
6,395	PepsiCo, Inc.[1]	874,388
4,733	Pfizer, Inc.	168,258
8,041	Procter & Gamble Co.	966,769
8,263	Sabre Corp.[1]	195,337
1,555	Stryker Corp.[1]	343,126
2,596	TriNet Group, Inc.*	174,270
2,050	UnitedHealth Group, Inc.	479,700
1,168	Vertex Pharmaceuticals, Inc.*	210,263
		10,959,899
	ENERGY — 3.7%
5,984	Chevron Corp.	704,437
3,451	Diamondback Energy, Inc.	338,474
9,561	Royal Dutch Shell PLC - Class B - ADR[2]	533,121
		1,576,032
	FINANCIAL — 13.8%
7,851	American Express Co.	945,025
2,823	Ameriprise Financial, Inc.[1]	364,111
1,457	Assurant, Inc.[1]	179,211
24,597	Bank of America Corp.[1]	676,663
448	BlackRock, Inc.[1]	189,307
2,755	Crown Castle International Corp. - REIT	399,943
830	EPR Properties - REIT[1]	64,948
2,670	Gaming and Leisure Properties, Inc. - REIT[1]	104,450
14,119	Hartford Financial Services Group, Inc.	822,855
8,611	Hospitality Properties Trust - REIT	207,870
2,723	JPMorgan Chase & Co.	299,149
4,907	Marsh & McLennan Cos., Inc.[1]	490,160
8,959	MetLife, Inc.[1]	396,884
5,150	State Street Corp.	264,246

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of August 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
3,863	Travelers Cos., Inc.	$567,706
		5,972,528
	INDUSTRIAL — 8.8%
2,976	Caterpillar, Inc.[1]	354,144
1,878	FedEx Corp.	297,870
3,166	Honeywell International, Inc.	521,187
1,764	Lockheed Martin Corp.[1]	677,570
3,293	Raytheon Co.	610,259
6,363	Republic Services, Inc.[1]	567,898
2,749	Tetra Tech, Inc.[1]	222,999
2,216	Trimble, Inc.*,1	83,144
2,311	Woodward, Inc.	249,241
2,945	Xylem, Inc.[1]	225,616
		3,809,928
	TECHNOLOGY — 14.7%
3,768	Accenture PLC - Class A1,2	746,705
2,128	ANSYS, Inc.*	439,560
3,704	Apple, Inc.	773,173
1,432	CACI International, Inc. - Class A*	318,319
3,938	Cadence Design Systems, Inc.*	269,674
9,624	Fortinet, Inc.*	762,028
11,039	Intel Corp.	523,359
1,007	Intuit, Inc.	290,378
2,569	Manhattan Associates, Inc.*,1	212,276
7,288	Micron Technology, Inc.*	329,928
8,104	Microsoft Corp.	1,117,217
2,755	Synopsys, Inc.*	390,687
3,292	Verint Systems, Inc.*,1	175,431
		6,348,735
	UTILITIES — 5.8%
6,870	American Electric Power Co., Inc.	626,201
3,641	American States Water Co.[1]	336,902
13,201	California Water Service Group[1]	745,064
10,787	CenterPoint Energy, Inc.	298,692
5,002	Hawaiian Electric Industries, Inc.[1]	222,089
4,935	Southern Co.	287,513
		2,516,461
	TOTAL COMMON STOCKS
	(Cost $31,871,778)	42,028,925

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of August 31, 2019 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 26.9%
—	Collateral pool allocation[4]	$10,480,217

Principal Amount
$1,122,775	UMB Money Market Fiduciary, 0.25% 3	1,122,775
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $11,602,992)	11,602,992

	TOTAL INVESTMENTS — 124.3%
	(Cost $43,474,770)	53,631,917

	Liabilities in Excess of Other Assets — (24.3)%	(10,476,387)

	TOTAL NET ASSETS — 100.0%	$43,155,530

ADR — American Depository Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $10,264,872 at August 31, 2019.
[2]	Foreign security is denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.
[4]	Please refer to Note 2, subsection Securities Lending, in the Notes to Schedule of Investments.

See Accompanying Notes to Schedule of Investments.

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 66.7%
	BASIC MATERIALS — 0.6%
2,908	Cameco Corp.[1]	$25,503
1,902	Orion Engineered Carbons S.A.[1,2]	26,457
		51,960
	COMMUNICATIONS — 7.0%
1,837	Altice USA, Inc.*,2	53,053
830	AMC Networks, Inc. - Class A*,2	40,255
482	CDW Corp.[3]	55,671
1,325	Ciena Corp.*	54,232
8,406	Houghton Mifflin Harcourt Co.*,2	50,016
2,333	Intelsat S.A.*,1,3	48,246
3,454	QuinStreet, Inc.*,2	39,548
4,587	Sierra Wireless, Inc.*,1	49,540
912	Telephone & Data Systems, Inc.	22,982
1,256	Tribune Media Co. - Class A	58,505
1,044	Tucows, Inc. - Class A*	52,680
1,223	Viacom, Inc. - Class B2	30,551
1,557	Yelp, Inc.*,2	52,175
		607,454
	CONSUMER, CYCLICAL — 8.2%
5,327	AMC Entertainment Holdings, Inc. - Class A2	59,183
1,132	American Airlines Group, Inc.[2]	29,783
2,972	Bed Bath & Beyond, Inc.[2]	28,739
1,174	Brinker International, Inc.[2]	44,612
1,715	Core-Mark Holding Co., Inc.[2]	55,549
1,969	Crocs, Inc.*,2	43,909
3,544	Fossil Group, Inc.*,2	45,363
2,772	Hovnanian Enterprises, Inc. - Class A*	22,841
3,263	Manchester United PLC - Class A1	55,797
2,705	Penn National Gaming, Inc.*,2	51,855
1,537	PulteGroup, Inc.[2]	51,950
1,109	Shoe Carnival, Inc.[2]	34,091
2,499	Signet Jewelers Ltd.[1,2]	30,588
4,654	Vista Outdoor, Inc.*	26,016
211	W.W. Grainger, Inc.[2]	57,740
1,722	World Fuel Services Corp.[3]	66,125
		704,141
	CONSUMER, NON-CYCLICAL — 15.2%
822	Aaron's, Inc.	52,698
2,977	AngioDynamics, Inc.*	54,688
183	Anthem, Inc.[2]	47,858

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of August 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
1,751	Avis Budget Group, Inc.*	$43,372
6,179	Brookdale Senior Living, Inc.*	50,544
982	Cardinal Health, Inc.[2]	42,354
6,878	Dean Foods Co.	6,947
3,993	Hertz Global Holdings, Inc.*,3	48,355
172	Humana, Inc.	48,712
8,648	ImmunoGen, Inc.*	23,523
1,329	Ingles Markets, Inc. - Class A	51,672
414	Insperity, Inc.[2]	41,011
6,966	Invacare Corp.	33,715
1,580	Kforce, Inc.[2]	51,413
1,252	Korn Ferry[2]	48,928
557	ManpowerGroup, Inc.[3]	45,529
378	Molina Healthcare, Inc.*,2	49,246
1,084	Nielsen Holdings PLC[1,2]	22,504
2,389	Rent-A-Center, Inc.*	60,991
1,089	Robert Half International, Inc.[3]	58,229
7,626	Seres Therapeutics, Inc.*,3	30,733
1,229	Service Corp. International[3]	56,903
1,862	SP Plus Corp.*	64,258
3,281	SpartanNash Co.	35,336
801	Sysco Corp.[3]	59,538
1,050	TreeHouse Foods, Inc.*,2	53,183
556	TriNet Group, Inc.*	37,324
1,764	TrueBlue, Inc.*,3	34,239
3,032	Voyager Therapeutics, Inc.*,2	54,182
		1,307,985
	ENERGY — 4.0%
602	Arch Coal, Inc. - Class A2	46,089
2,654	Cabot Oil & Gas Corp.[3]	45,436
2,595	Cenovus Energy, Inc.[1,2]	22,654
389	ConocoPhillips[3]	20,298
4,789	Crescent Point Energy Corp.[1]	15,133
3,538	Exterran Corp.*	37,326
2,472	Imperial Oil Ltd.[1,3]	60,638
3,183	Marathon Oil Corp.	37,687
2,343	SM Energy Co.[2]	22,212
1,282	Suncor Energy, Inc.[1]	37,473
		344,946

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of August 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL — 16.6%
1,523	Americold Realty Trust - REIT[2]	$55,468
435	Ameriprise Financial, Inc.[2]	56,106
999	Bank of America Corp.[2]	27,482
758	Bank of Montreal[1]	52,022
4,288	China Life Insurance Co., Ltd. - ADR[1]	50,041
644	Citigroup, Inc.	41,441
4,258	Credit Suisse Group A.G. - ADR[1]	49,733
577	Evercore, Inc. - Class A2	46,022
751	Fifth Third Bancorp[2]	19,864
955	First American Financial Corp.[3]	55,820
592	FirstService Corp.[1,2]	61,503
2,591	Hersha Hospitality Trust - REIT	36,015
3,687	Host Hotels & Resorts, Inc. - REIT[2,3]	59,139
377	Jones Lang LaSalle, Inc.[2]	50,537
688	Lamar Advertising Co. - Class A - REIT[2]	52,735
1,623	Legg Mason, Inc.[3]	59,710
786	Lincoln National Corp.	41,564
1,491	Manulife Financial Corp.[1]	24,766
1,210	MetLife, Inc.	53,603
1,241	OneMain Holdings, Inc.[2]	44,490
3,716	Paramount Group, Inc. - REIT[2]	48,977
3,229	Piedmont Office Realty Trust, Inc. - Class A - REIT[2]	63,740
568	Prudential Financial, Inc.[2]	45,491
643	Raymond James Financial, Inc.	50,482
1,836	RE/MAX Holdings, Inc. - Class A2	47,130
656	Royal Bank of Canada[1]	49,043
654	Ryman Hospitality Properties, Inc. - REIT[2]	52,098
2,933	Solar Capital Ltd.	60,009
755	State Street Corp.	38,739
1,474	Unum Group[2]	37,454
		1,431,224
	INDUSTRIAL — 5.6%
1,432	AECOM*	50,807
2,136	ArcBest Corp.[2,3]	63,247
600	C.H. Robinson Worldwide, Inc.[3]	50,694
3,895	Covanta Holding Corp.[2]	66,994
6,899	FreightCar America, Inc.*	28,838
1,725	Hillenbrand, Inc.[2]	47,334
2,165	LB Foster Co. - Class A*,3	43,105
2,027	Mueller Industries, Inc.	53,432
442	Tech Data Corp.*	40,987

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of August 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
297	Valmont Industries, Inc.[2]	$40,243
		485,681
	TECHNOLOGY — 5.3%
153	Adobe, Inc.*,2	43,530
3,429	American Software, Inc. - Class A	54,041
253	ANSYS, Inc.*,3	52,260
993	Benefitfocus, Inc.*,2	25,937
3,486	Diebold Nixdorf, Inc.*	39,078
1,847	Domo, Inc.*,2	45,861
3,110	Glu Mobile, Inc.*,2	13,808
839	NetApp, Inc.[2]	40,322
1,304	Progress Software Corp.[3]	49,265
4,406	SecureWorks Corp. - Class A*	53,181
5,555	Synchronoss Technologies, Inc.*	44,218
		461,501
	UTILITIES — 4.2%
2,627	Atlantica Yield PLC[1,3]	62,496
460	DTE Energy Co.[2]	59,644
1,342	Exelon Corp.[2]	63,423
319	IDACORP, Inc.	35,029
1,285	NRG Energy, Inc.	46,774
774	Portland General Electric Co.[2]	44,033
5,253	Spark Energy, Inc. - Class A	49,693
		361,092
	TOTAL COMMON STOCKS
	(Cost $6,439,335)	5,755,984
	RIGHTS — 0.0%[4]
1,119	A Schulman, Inc.*,5,6	585
	TOTAL RIGHTS
	(Cost $0)	585

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of August 31, 2019 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 27.5%
—	Collateral pool allocation [7]	$2,241,557

Principal Amount
$132,278	UMB Money Market Fiduciary, 0.25%[8]	132,278
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,373,835)	2,373,835
	TOTAL INVESTMENTS — 94.2%
	(Cost $8,813,170)	8,130,404

	Assets in Excess of Other Liabilities — 5.8%	500,107
	TOTAL NET ASSETS — 100.0%	$8,630,511

Number of Shares
	SECURITIES SOLD SHORT — 67.6%
	COMMON STOCKS — 67.6%
	BASIC MATERIALS — 1.3%
(264)	Dow, Inc.	(11,254)
(-)[9]	DuPont de Nemours, Inc.	(23)
(3,862)	Osisko Gold Royalties Ltd.[1]	(49,163)
(1,665)	Wheaton Precious Metals Corp.[1]	(48,968)
		(109,408)
	COMMUNICATIONS — 6.6%
(3,914)	ANGI Homeservices, Inc.*	(30,373)
(110)	Facebook, Inc. - Class A*	(20,424)
(839)	GCI Liberty, Inc.*	(52,219)
(1,414)	GDS Holdings Ltd. - ADR*,1	(57,041)
(673)	GrubHub, Inc.*	(39,936)
(505)	Liberty Broadband Corp. - Class A*	(52,899)
(497)	Liberty Broadband Corp. - Class C*	(52,404)
(696)	LogMeIn, Inc.	(46,521)
(2,138)	Maxar Technologies, Inc.	(15,137)
(62)	MercadoLibre, Inc.*	(36,865)
(843)	SINA Corp./China*,1	(34,706)
(5,570)	Spark Networks S.E. - ADR*,1	(39,825)
(1,588)	Stitch Fix, Inc. - Class A*	(30,267)
(1,021)	Verizon Communications, Inc.	(59,381)
		(567,998)
	CONSUMER, CYCLICAL — 8.5%
(4,191)	Caesars Entertainment Corp.*	(48,238)
(3,579)	Century Casinos, Inc.*	(27,487)
(834)	Dolby Laboratories, Inc. - Class A	(51,341)
(3,414)	Everi Holdings, Inc.*	(30,521)
(494)	FirstCash, Inc.	(48,773)

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of August 31, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS — 67.6% (Continued)
	CONSUMER, CYCLICAL (Continued)
(2,601)	Forestar Group, Inc.*	$(49,575)
(529)	Hyatt Hotels Corp. - Class A	(38,167)
(2,082)	Lumber Liquidators Holdings, Inc.*	(19,592)
(1,320)	Macy's, Inc.	(19,483)
(172)	Madison Square Garden Co.*	(43,401)
(5,552)	Michaels Cos., Inc.*	(31,480)
(453)	Mohawk Industries, Inc.*	(53,857)
(7,719)	Playa Hotels & Resorts N.V.*,1	(62,447)
(396)	Shake Shack, Inc.*	(39,267)
(1,181)	Skyline Champion Corp.*	(33,068)
(149)	Tesla, Inc.*	(33,616)
(558)	Wingstop, Inc.	(55,895)
(1,420)	Winnebago Industries, Inc.	(45,468)
		(731,676)
	CONSUMER, NON-CYCLICAL — 12.2%
(1,655)	ACADIA Pharmaceuticals, Inc.*	(45,777)
(1,292)	Avanos Medical, Inc.*	(42,869)
(2,127)	CAI International, Inc.*	(45,050)
(1,137)	Canopy Growth Corp.*,1	(26,810)
(103)	Chemed Corp.	(44,231)
(1,677)	Conagra Brands, Inc.	(47,560)
(298)	Constellation Brands, Inc. - Class A	(60,896)
(1,522)	Craft Brew Alliance, Inc.*	(15,296)
(3,248)	Cronos Group, Inc.*,1	(35,793)
(4,674)	Dynavax Technologies Corp.*	(19,350)
(2,112)	GP Strategies Corp.*	(27,203)
(2,410)	Hain Celestial Group, Inc.*	(45,911)
(769)	IHS Markit Ltd.*,1	(50,454)
(1,795)	Kraft Heinz Co.	(45,808)
(1,108)	LiveRamp Holdings, Inc.*	(46,935)
(154)	MarketAxess Holdings, Inc.	(61,234)
(1,630)	MEDNAX, Inc.*	(34,360)
(1,940)	Mylan N.V.*,1	(37,772)
(707)	Novocure Ltd.*,1	(64,238)
(4,674)	R1 RCM, Inc.*	(54,499)
(321)	Sarepta Therapeutics, Inc.*	(28,938)
(519)	Sotheby's*	(29,972)
(413)	Universal Health Services, Inc. - Class B	(59,712)
(316)	Verisk Analytics, Inc.	(51,047)

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of August 31, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS — 67.6% (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(7,281)	ViewRay, Inc.*	$(28,687)
		(1,050,402)
	ENERGY — 5.8%
(2,289)	Bonanza Creek Energy, Inc.*	(51,640)
(864)	Cheniere Energy, Inc.*	(51,589)
(952)	Delek U.S. Holdings, Inc.	(31,178)
(656)	Diamondback Energy, Inc.	(64,340)
(343)	DMC Global, Inc.	(14,896)
(2,443)	Gulfport Energy Corp.*	(5,863)
(756)	ONEOK, Inc.	(53,888)
(2,547)	Pattern Energy Group, Inc. - Class A	(69,151)
(1,140)	Penn Virginia Corp.*	(32,490)
(1,098)	Talos Energy, Inc.*	(20,906)
(3,036)	TerraForm Power, Inc. - Class A	(51,491)
(3,376)	U.S. Silica Holdings, Inc.	(34,334)
(2,950)	Whiting Petroleum Corp.*	(19,559)
		(501,325)
	FINANCIAL — 13.8%
(2,480)	Bancorp, Inc.*	(22,642)
(2,495)	Capital Southwest Corp.	(53,193)
(3,655)	Colony Credit Real Estate, Inc. - REIT	(45,797)
(2,811)	Cushman & Wakefield PLC*,1	(47,337)
(2,374)	CVB Financial Corp.	(48,833)
(594)	eHealth, Inc.*	(49,486)
(6,351)	Five Point Holdings LLC - Class A*	(44,584)
(1,963)	Healthcare Trust of America, Inc. - Class A - REIT	(55,671)
(1,187)	Independent Bank Group, Inc.	(58,056)
(1,024)	Interactive Brokers Group, Inc. - Class A	(48,333)
(2,127)	Invitation Homes, Inc. - REIT	(61,172)
(1,126)	Meta Financial Group, Inc.	(34,805)
(4,661)	MGIC Investment Corp.	(58,962)
(1,595)	NMI Holdings, Inc. - Class A*	(45,202)
(1,996)	OceanFirst Financial Corp.	(41,956)
(1,732)	Pacific Premier Bancorp, Inc.	(51,025)
(1,256)	Pebblebrook Hotel Trust - REIT	(33,874)
(1,282)	ProAssurance Corp.	(50,088)
(3,057)	Redfin Corp.*	(51,633)
(870)	Regency Centers Corp. - REIT	(56,124)
(534)	RLI Corp.	(48,898)

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of August 31, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS — 67.6% (Continued)
	FINANCIAL (Continued)
(1,946)	Sabra Health Care REIT, Inc. - REIT	$(42,073)
(1,520)	Southside Bancshares, Inc.	(50,054)
(2,387)	VICI Properties, Inc. - REIT	(52,896)
(9,020)	WisdomTree Investments, Inc.	(43,386)
		(1,196,080)
	INDUSTRIAL — 8.8%
(1,445)	Advanced Disposal Services, Inc.*	(46,847)
(1,100)	Alarm.com Holdings, Inc.*	(52,360)
(632)	Eagle Materials, Inc.	(53,208)
(1,344)	Energizer Holdings, Inc.	(51,744)
(599)	Exponent, Inc.	(42,463)
(5,000)	Genco Shipping & Trading Ltd.*,1	(47,800)
(583)	Genesee & Wyoming, Inc. - Class A*	(64,643)
(2,313)	Golar LNG Ltd.[1]	(27,085)
(3,612)	GrafTech International Ltd.	(44,030)
(213)	J.B. Hunt Transport Services, Inc.	(23,013)
(1,452)	Knight-Swift Transportation Holdings, Inc.	(49,571)
(2,979)	Knowles Corp.*	(60,414)
(315)	Lindsay Corp.	(27,802)
(5,583)	NN, Inc.	(35,843)
(665)	Pentair PLC[1]	(23,887)
(6,049)	Star Bulk Carriers Corp.*,1	(63,333)
(3,360)	WillScot Corp.*	(46,872)
		(760,915)
	TECHNOLOGY — 6.8%
(451)	Analog Devices, Inc.	(49,533)
(2,622)	Asure Software, Inc.*	(16,886)
(3,057)	Carbon Black, Inc.*	(79,788)
(1,318)	DXC Technology Co.	(43,784)
(426)	Fidelity National Information Services, Inc.	(58,066)
(1,537)	ForeScout Technologies, Inc.*	(55,071)
(500)	Guidewire Software, Inc.*	(48,090)
(1,017)	Micron Technology, Inc.*	(46,040)
(2,950)	Pluralsight, Inc. - Class A*	(47,495)
(231)	Science Applications International Corp.	(20,330)
(4,149)	Ultra Clean Holdings, Inc.*	(49,539)
(2,346)	Yext, Inc.*	(36,996)
(2,716)	Zuora, Inc.*	(40,876)
		(592,494)

Zacks Market Neutral Fund

SCHEDULE OF INVESTMENTS - Continued

As of August 31, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS — 67.6% (Continued)
	UTILITIES — 3.8%
(564)	Atmos Energy Corp.	$(62,170)
(7,138)	Central Puerto S.A. - ADR*,1	(19,844)
(717)	Connecticut Water Service, Inc.	(50,290)
(857)	Evergy, Inc.	(55,692)
(626)	New Jersey Resources Corp.	(28,633)
(700)	Spire, Inc.	(59,430)
(1,350)	York Water Co.	(50,409)
		(326,468)
	TOTAL COMMON STOCKS
	(Proceeds $ 6,141,459)	(5,836,766)

	TOTAL SECURITIES SOLD SHORT
	(Proceeds $ 6,141,459)	(5,836,766)

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security is denominated in U.S. Dollars.
[2]	All or a portion of shares are on loan. Total loaned securities had a fair value of $2,169,564 at August 31, 2019.
[3]	All or a portion of this security is segregated as collateral for securities sold short.
[4]	Less than 0.1% of net assets.
[5]	Illiquid security. The total illiquid securities represent 0.00% of Net Assets. Total value of these securities is $585.
[6]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.01% of Net Assets. The total value of these securities is $585.
[7]	Please refer to Note 2, subsection Securities Lending, in the Notes to Schedule of Investments.
[8]	The rate is the annualized seven-day yield at period end.
[9]	Amount represents less than 0.5 Shares.

See Accompanying Notes to Schedule of Investments.

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.1%
	BASIC MATERIALS — 2.1%
6,065	Ingevity Corp.*,1	$461,971
16,312	Innospec, Inc.[1]	1,356,832
5,139	Materion Corp.[1]	302,379
		2,121,182
	COMMUNICATIONS — 1.7%
45,744	ChannelAdvisor Corp.*	393,398
251,286	Ribbon Communications, Inc.*	1,299,149
		1,692,547
	CONSUMER, CYCLICAL — 6.7%
8,398	Anixter International, Inc.*	503,628
83,205	Clarus Corp.	916,087
13,847	Columbia Sportswear Co.[1]	1,298,710
29,016	H&E Equipment Services, Inc.	704,799
32,239	Lindblad Expeditions Holdings, Inc.*,1	601,580
17,712	PC Connection, Inc.	623,994
24,541	Rush Enterprises, Inc. - Class A	886,175
5,917	SkyWest, Inc.[1]	338,807
5,138	UniFirst Corp.[1]	1,006,586
		6,880,366
	CONSUMER, NON-CYCLICAL — 22.8%
8,362	Amedisys, Inc.*,1	1,076,273
17,812	Avrobio, Inc.*,1	346,978
127,018	Brookdale Senior Living, Inc.*	1,039,007
22,493	Career Education Corp.*	461,332
10,262	Ensign Group, Inc.[1]	512,074
25,094	EVERTEC, Inc.[2]	874,777
16,448	Globus Medical, Inc. - Class A*	839,999
5,091	Haemonetics Corp.*	679,801
24,618	Harsco Corp.*	440,662
31,928	Herc Holdings, Inc.*,1	1,317,988
34,998	HMS Holdings Corp.*,1	1,278,477
4,602	Huron Consulting Group, Inc.*	281,688
4,786	Insperity, Inc.[1]	474,101
10,387	Integer Holdings Corp.*	752,019
12,445	Inter Parfums, Inc.[1]	800,089
33,695	K12, Inc.*	887,863
110,382	Laureate Education, Inc. - Class A*,1	2,019,991
8,156	LHC Group, Inc.*,1	966,486
7,262	Novocure Ltd.*,1,2	659,825
98,821	Oxford Immunotec Global PLC*,1,2	1,320,249

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of August 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
55,100	Pfenex, Inc.*	$404,985
63,555	Simply Good Foods Co.*	1,883,135
60,785	SP Plus Corp.*,1	2,097,690
11,797	STAAR Surgical Co.*,1	355,208
19,635	Surmodics, Inc.*	924,023
9,487	Syneos Health, Inc.*,1	498,352
17,500	Textainer Group Holdings Ltd.*,1,2	139,475
		23,332,547
	ENERGY — 1.3%
60,475	Thermon Group Holdings, Inc.*	1,315,331

	FINANCIAL — 28.5%
9,298	Argo Group International Holdings Ltd.[1,2]	611,065
8,681	Artisan Partners Asset Management, Inc. - Class A	231,262
35,629	BancFirst Corp.[1]	1,915,771
14,711	Community Trust Bancorp, Inc.	572,258
43,940	Essent Group Ltd.*,1,2	2,131,090
47,358	First Defiance Financial Corp.	1,238,412
24,015	First Mid Bancshares, Inc.[1]	770,641
23,444	First of Long Island Corp.	510,141
23,713	Gladstone Commercial Corp. - REIT	537,574
36,208	Home Bancorp, Inc.[1]	1,349,834
44,558	Houlihan Lokey, Inc.[1]	1,968,573
8,332	Kemper Corp.[1]	583,073
13,490	McGrath RentCorp[1]	863,765
138,024	MGIC Investment Corp.[1]	1,746,004
31,002	National General Holdings Corp.[1]	731,027
32,658	Och-Ziff Capital Management Group, Inc. - Class A	734,805
14,493	Office Properties Income Trust - REIT[1]	392,905
69,438	PennyMac Financial Services, Inc.*	2,054,670
47,240	PennyMac Mortgage Investment Trust - REIT	1,027,942
11,130	PS Business Parks, Inc. - REIT[1]	1,999,059
83,755	Radian Group, Inc.[1]	1,888,675
12,555	Republic Bancorp, Inc. - Class A	532,960
42,171	Southern National Bancorp of Virginia, Inc.[1]	616,540
174,740	Third Point Reinsurance Ltd.*,1,2	1,646,051
33,713	Walker & Dunlop, Inc.[1]	1,883,208
52,318	Whitestone REIT - REIT[1]	649,790
		29,187,095

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of August 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL — 24.2%
24,709	Albany International Corp. - Class A1	$2,031,574
34,952	Atkore International Group, Inc.*,1	1,013,958
19,787	Boise Cascade Co.	621,312
45,432	Builders FirstSource, Inc.*,1	883,652
22,554	Comtech Telecommunications Corp.	603,320
66,092	Construction Partners, Inc. - Class A*,1	1,089,857
97,446	Costamare, Inc.[2]	564,212
27,124	CSW Industrials, Inc.[1]	1,850,128
27,459	DXP Enterprises, Inc.*,1	891,045
23,180	EMCOR Group, Inc.[1]	2,026,859
68,888	Federal Signal Corp.[1]	2,046,662
48,335	Gorman-Rupp Co.[1]	1,443,766
26,595	Heritage-Crystal Clean, Inc.*	651,578
22,487	Lawson Products, Inc.*,1	819,651
28,720	LB Foster Co. - Class A*	571,815
25,084	Mueller Industries, Inc.	661,214
24,071	Myers Industries, Inc.[1]	405,115
16,562	Park-Ohio Holdings Corp.[1]	450,321
20,262	Raven Industries, Inc.[1]	591,043
40,626	Sanmina Corp.*	1,174,091
7,164	Tech Data Corp.*,1	664,318
69,734	Universal Logistics Holdings, Inc.[1]	1,460,927
17,316	Woodward, Inc.[1]	1,867,531
11,800	Worthington Industries, Inc.	409,460
		24,793,409
	TECHNOLOGY — 7.0%
9,650	ACM Research, Inc. - Class A*	137,995
49,220	Altair Engineering, Inc. - Class A*,1	1,691,199
6,355	Aspen Technology, Inc.*,1	846,486
9,475	CACI International, Inc. - Class A*,1	2,106,198
21,843	Progress Software Corp.	825,228
44,826	SailPoint Technologies Holding, Inc.*,1	1,009,930
11,304	SPS Commerce, Inc.*,1	571,304
		7,188,340
	UTILITIES — 4.8%
50,052	Ameresco, Inc. - Class A*	720,749
8,558	IDACORP, Inc.[1]	939,754
29,188	Otter Tail Corp.[1]	1,477,497
13,800	PNM Resources, Inc.	703,938

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of August 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
16,812	Unitil Corp.	$1,014,940
		4,856,878
	TOTAL COMMON STOCKS
	(Cost $98,454,251)	101,367,695

	SHORT-TERM INVESTMENTS — 22.6%
—	Collateral pool allocation[3]	23,164,543

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $23,164,543)	23,164,543

	TOTAL INVESTMENTS — 121.7%
	(Cost $121,618,794)	124,532,238

	Liabilities in Excess of Other Assets — (21.7)%	(22,195,708)

	TOTAL NET ASSETS — 100.0%	$102,336,530

PLC — Public Limited Company
REIT — Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $21,200,818 at August 31, 2019.
[2]	Foreign security is denominated in U.S. Dollars.
[3]	Please refer to Note 2, subsection Securities Lending, in the Notes to Schedule of Investments.

See Accompanying Notes to Schedule of Investments.

Zacks Dividend Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.8%
	BASIC MATERIALS — 4.2%
7,106	Air Products & Chemicals, Inc.	$1,605,388
11,413	International Paper Co.[1]	446,248
9,475	LyondellBasell Industries N.V. - Class A2	733,175
18,518	Steel Dynamics, Inc.[1]	499,986
		3,284,797
	COMMUNICATIONS — 9.2%
44,358	AT&T, Inc.[1]	1,564,063
34,883	Cisco Systems, Inc.	1,632,873
11,628	Comcast Corp. - Class A1	514,656
18,734	Thomson Reuters Corp.[2]	1,286,651
37,037	Verizon Communications, Inc.[1]	2,154,072
		7,152,315
	CONSUMER, CYCLICAL — 8.2%
89,147	Ford Motor Co.	817,478
11,413	Home Depot, Inc.	2,601,137
24,548	Tapestry, Inc.	506,916
21,318	Walmart, Inc.	2,435,795
		6,361,326
	CONSUMER, NON-CYCLICAL — 23.6%
11,628	AbbVie, Inc.	764,425
17,226	Altria Group, Inc.	753,465
4,737	Amgen, Inc.	988,233
25,409	Coca-Cola Co.[1]	1,398,511
14,642	Gilead Sciences, Inc.	930,353
15,504	Johnson & Johnson[1]	1,990,094
13,566	Medtronic PLC[1,2]	1,463,636
18,303	Merck & Co., Inc.	1,582,660
21,964	Mondelez International, Inc. - Class A1	1,212,852
13,135	PepsiCo, Inc.[1]	1,795,949
49,095	Pfizer, Inc.	1,745,327
18,088	Philip Morris International, Inc.	1,303,964
19,380	Procter & Gamble Co.[1]	2,330,057
		18,259,526
	ENERGY — 10.0%
16,150	Chevron Corp.	1,901,178
25,409	Exxon Mobil Corp.	1,740,008
64,168	Kinder Morgan, Inc.	1,300,685
13,566	Phillips 66	1,338,015
11,628	Schlumberger Ltd.[2]	377,096

Zacks Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of August 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY (Continued)
14,427	Valero Energy Corp.	$1,086,065
		7,743,047
	FINANCIAL — 28.2%
26,701	Aflac, Inc.[1]	1,339,856
10,336	Ameriprise Financial, Inc.[1]	1,333,137
15,934	Arthur J. Gallagher & Co.[1]	1,445,373
2,799	BlackRock, Inc.[1]	1,182,746
13,135	Crown Castle International Corp. - REIT	1,906,808
47,157	Huntington Bancshares, Inc.[1]	624,830
19,810	JPMorgan Chase & Co.	2,176,327
60,292	KeyCorp	1,000,847
19,164	Liberty Property Trust - REIT	998,828
28,854	MetLife, Inc.[1]	1,278,232
6,460	PNC Financial Services Group, Inc.	832,888
13,781	Prologis, Inc. - REIT[1]	1,152,367
19,164	Prudential Financial, Inc.[1]	1,534,845
34,022	U.S. Bancorp	1,792,619
17,872	Ventas, Inc. - REIT[1]	1,311,626
40,913	Wells Fargo & Co.	1,905,319
		21,816,648
	INDUSTRIAL — 2.4%
2,575	Caterpillar, Inc.[1]	306,425
9,259	Emerson Electric Co.	551,744
2,584	Lockheed Martin Corp.	992,540
		1,850,709
	TECHNOLOGY — 7.7%
1,723	Broadcom, Inc.	486,989
62,876	HP, Inc.	1,150,002
31,869	Intel Corp.	1,510,909
3,661	International Business Machines Corp.[1]	496,175
16,580	Microsoft Corp.	2,285,719
		5,929,794
	UTILITIES — 5.3%
13,350	American Electric Power Co., Inc.	1,216,852
23,686	CMS Energy Corp.[1]	1,493,402
23,256	Southern Co.	1,354,895
		4,065,149
	TOTAL COMMON STOCKS
	(Cost $69,415,196)	76,463,311

Zacks Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of August 31, 2019 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 27.9%
—	Collateral pool allocation [3]	$17,611,473

Principal Amount
$3,976,718	UMB Money Market Fiduciary 0.25% [4]	3,976,718
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $21,588,191)	21,588,191

	TOTAL INVESTMENTS — 126.7%
	(Cost $91,003,387)	98,051,502

	Liabilities in Excess of Other Assets — (26.7)%	(20,664,319)

	TOTAL NET ASSETS — 100.0%	$77,387,183

PLC — Public Limited Company
REIT — Real Estate Investment Trusts

[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $17,291,504 at August 31, 2019.
[2]	Foreign security is denominated in U.S. Dollars.
[3]	Please refer to Note 2, subsection Securities Lending, in the Notes to Schedule of Investments.
[4]	The rate is the annualized seven-day yield at period end.

See Accompanying Notes to Schedule of Investments.

Zacks Funds

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2019 (Unaudited)

Note 1 – Organization

Zacks All-Cap Core Fund (the “All-Cap Core Fund”), Zacks Market Neutral Fund (the “Market Neutral Fund”), Zacks Small-Cap Core Fund (the “Small-Cap Core Fund”) and Zacks Dividend Fund (the “Dividend Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks All-Cap Core Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C. The Fund re-designated Class A shares to Investor Class shares effective October 31, 2016. The Class C shares converted to Investor class shares on April 16, 2018. The investor Class shares were re-designated to Institutional Class shares on April 16, 2018.

Zacks Market Neutral Fund’s primary investment objective is to generate positive returns in both rising and falling equity markets. The Fund will simultaneously invest in long and short equity positions to minimize portfolio exposure to general equity market risk. The Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C. The Fund re-designated Class A shares to Investor Class shares and Class C shares to Institutional Class shares effective October 31, 2016.

Zacks Small-Cap Core Fund’s primary investment objective is to provide capital appreciation. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on June 30, 2011. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The outstanding shares of the Fund were renamed Investor Class on December 20, 2013. Class C commenced investment operations on December 31, 2013. Class I commenced investment operations on February 28, 2014. The Fund converted Class C shares into Investor Class shares and re-designated Class I shares to Institutional Class shares effective October 31, 2016.

Zacks Dividend Fund’s primary investment objective is to provide capital appreciation and dividend income. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on January 31, 2014, with one class of shares, Investor Class. Institutional Class shares commenced operations on January 31, 2017.

With regards to the Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund, the shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Zacks Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

August 31, 2019 (Unaudited)

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales

The Zacks Market Neutral Fund and Small Cap Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Securities Lending

The Funds have entered into a securities lending agreement with BMO Harris Bank N.A. (“BMO”). Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, U.S. Government or U.S. Government agency securities at all times equal to at least 102% (105% for foreign securities) of the market value on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted so that the market value of the collateral is not less than the initial margin requirement. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investments of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement.

Zacks Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

August 31, 2019 (Unaudited)

As of August 31, 2019, the Funds loaned securities which were collateralized by cash and other securities. The value of the securities on loan and the value of the related collateral were as follows:

Description	Value
Atlantic Asset Securitization LLC, 2.255% (LIBOR 1 Month+11 basis points), 11/26/2019[1]	$500,000
Bank of Nova Scotia, 2.350% (SOFR +23 basis points), 6/18/2020[1]	350,000
Bank of Nova Scotia, 2.430% (Fed Fund Effective +31 basis points), 5/8/2020[1]	500,002
Bedford Row Funding Corp., 2.290% (LIBOR 3 Month+3 basis points), 1/23/2020[1]	250,000
Bedford Row Funding Corp., 2.297% (LIBOR 1 Month+10 basis points), 12/16/2019[1]	375,000
Bedford Row Funding Corp., 2.336% (LIBOR 1 Month+19 basis points), 6/25/2020[1]	375,000
Bedford Row Funding Corp., 2.340% (LIBOR 1 Month+12 basis points), 11/1/2019[1]	375,043
BlackRock Liquidity Funds FedFund Portfolio, 2.099%, 9/3/2019	15,351,191
CAFCO LLC, 2.141%, 9/6/2019[2]	1,499,554
CAFCO LLC, 2.305%, 10/9/2019[2]	498,786
Canadian Imperial Bank, 2.330% (SOFR +21 basis points), 6/12/2020[1]	500,588
Canadian Imperial Bank, 2.380% (Fed Fund Effective +26 basis points), 6/8/2020[1]	499,962
CRC Funding LLC, 2.266%, 10/16/2019[2]	373,941
Erste Group Bank AG, 2.069%, 11/19/2019[2]	497,740
Glencove Funding LLC, 2.150%, 9/3/2019[2]	1,999,761
Glencove Funding LLC, 2.227% (LIBOR 1 Week+10 basis points), 12/3/2019[1]	500,000
Goldman Sachs Bank, 2.370% (SOFR +25 basis points), 6/25/2020[1]	500,063
HSBC Bank USA NA, 2.285% (LIBOR 3 Month+1 basis points), 10/25/2019[1]	250,002
Invesco Government & Agency Portfolio, 2.106%, 9/3/2019	1,580,005
JP Morgan Securities LLC, 2.189%, 11/8/2019[2]	946,088
Lexington Parker Capital, 2.160%, 11/15/2019[2]	497,760
Lexington Parker Capital, 2.225%, 10/4/2019[2]	748,474
Lexington Parker Capital, 2.269%, 11/1/2019[2]	498,085
Lexington Parker Capital, 2.289%, 10/30/2019[2]	348,692
Liberty Street Funding Corp, 2.132%, 12/5/2019[2]	497,203
LMA SA / LMA-Americas LLC, 2.059%, 2/5/2020[2]	396,441
LMA SA / LMA-Americas LLC, 2.151%, 9/3/2019[2]	999,881
LMA SA / LMA-Americas LLC, 2.411%, 11/4/2019[2]	497,867
LMA SA / LMA-Americas LLC, 2.572%, 9/18/2019[2]	249,697
Longship Funding DAC, 2.151%, 9/12/2019[2]	499,672
Longship Funding DAC, 2.187%, 9/16/2019[2]	999,090
Longship Funding DAC, 2.193%, 9/19/2019[2]	749,179
Manhattan Asset Funding Co LLC, 2.151%, 9/11/2019[2]	999,403
Metlife Short Term Funding, LLC, 2.098%, 11/1/2019[2]	498,229
Mitsubishi UFJ Trust & Banking, 2.326% (LIBOR 1 Month+18 basis points), 1/24/2020[1]	500,001

Zacks Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

August 31, 2019 (Unaudited)

Mizuho Bank, Ltd., 2.549%, 9/10/2019	160,018
Norinchukin Bank (New York), 2.251%, 10/24/2019	350,072
Norinchukin Bank (New York), 2.270%, 1/21/2020	350,329
Norinchukin Bank (New York), 2.530%, 11/25/2019	300,325
Norinchukin Bank (New York), 2.531%, 11/15/2019	300,282
Old Line Funding LLC, 2.389% (LIBOR 1 Month+16 basis points), 4/1/2020[1]	375,000
Regency Markets No. 1 LLC, 2.183%, 9/19/2019[2]	499,455
Regency Markets No. 1 LLC, 2.212%, 9/16/2019[2]	999,079
Regency Markets No. 1 LLC, 2.231%, 9/9/2019[2]	999,504
Royal Bank of Canada, 2.380% (Fed Fund Effective +26 basis points), 6/8/2020[1]	250,000
Royal Bank of Canada, 2.441% (Fed Fund Effective +28 basis points), 3/13/2020[1]	500,025
Sheffield Receivables Co. LLC, 2.040%, 2/19/2020[2]	495,203
Sheffield Receivables Co. LLC, 2.142%, 12/6/2019[2]	497,160
Sheffield Receivables Co. LLC, 2.269%, 11/7/2019[2]	348,528
Sheffield Receivables Co. LLC, 2.299%, 11/6/2019[2]	248,950
Sheffield Receivables Co. LLC, 2.513%, 9/18/2019[2]	249,704
Sheffield Receivables Co. LLC, 2.300% (SOFR +18 basis points), 12/2/2019[1]	500,000
Sheffield Receivables Co. LLC, 2.320% (SOFR +20 basis points), 10/18/2019[1]	250,000
Skandinaviska Enskilda Banken AB, 2.410%, 10/7/2019	500,173
Starbird Funding Corporation, 2.120%, 9/3/2019[2]	2,249,735
Sumitomo Trust & Banking Co, 2.306% (LIBOR 1 Month+19 basis points), 1/31/2020[1]	500,004
Thunder Bay Funding LLC, 2.282% (LIBOR 1 Month+11 basis points), 12/20/2019[1]	375,000
Thunder Bay Funding LLC, 2.331% (LIBOR 1 Month+13 basis points), 2/10/2020[1]	500,000
Toronto Dominion Bank, 2.265% (LIBOR 1 Month+12 basis points), 11/26/2019[1]	250,000
Toronto Dominion Bank, 2.390% (Fed Fund Effective +27 basis points), 6/15/2020[1]	500,000
Toronto Dominion Bank, 2.420% (Fed Fund Effective +30 basis points), 2/27/2020[1]	499,999
Toronto Dominion Bank, 2.470% (Fed Fund Effective +35 basis points), 7/30/2020[1]	349,998
Toyota Motor Credit Corp., 2.373% (LIBOR 1 Month+15 basis points), 1/31/2020[1]	250,000
Toyota Motor Credit Corp., 2.378% (LIBOR 1 Month+18 basis points), 4/9/2020[1]	450,000
Toyota Motor Credit Corp., 2.404% (LIBOR 1 Month+16 basis points), 2/28/2020[1]	500,000
Victory Receivables Corp., 2.156%, 10/15/2019[2]	698,161
Victory Receivables Corp., 2.171%, 9/10/2019[2]	499,729
Victory Receivables Corp., 2.505%, 10/1/2019[2]	498,958
Wells Fargo Bank N.A., 2.460% (Fed Fund Effective +34 basis points), 8/14/2020[1]	500,000
Total	$53,497,791

[1]	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of August 31, 2019.
[2]	Each issue shows the rate of discount at the time of purchase.

Zacks Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

August 31, 2019 (Unaudited)

Note 3 – Federal Income Taxes

At August 31, 2019, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund

Cost of investments	$43,546,108	$2,866,697	$121,678,279	$91,061,864

Gross unrealized appreciation	$10,774,346	$1,207,385	$8,264,269	$10,495,938
Gross unrealized depreciation	(688,537)	(1,780,444)	(5,410,310)	(3,506,300)
Net unrealized appreciation (depreciation) on investments	$10,085,809	$(573,059)	$2,853,959	$6,989,638

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

·	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

·	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

·	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Zacks Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

August 31, 2019 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2019, in valuing the Funds' assets carried at fair value:

All-Cap Core Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$42,028,925	$-	$-	$42,028,925
Short-Term Investments	1,122,775	10,480,217	-	11,602,992
Total Investments	$43,151,700	$10,480,217	$-	$53,631,917

Market Neutral Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Common Stocks[1]	$5,755,984	$-	$-	$5,755,984
Rights	-	-	585	585
Short-Term Investments	132,278	2,241,557	-	2,373,835
Total Assets	$5,888,262	$2,241,557	$585	$8,130,404

Liabilities
Securities Sold Short
Common Stocks[1]	$5,836,766	$-	$-	$5,836,766
Total Liabilities	$5,836,766	$-	$-	$5,836,766

Small-Cap Core Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$101,367,695	$-	$-	$101,367,695
Short-Term Investments	-	23,164,543	-	23,164,543
Total Investments	$101,367,695	$23,164,543	$-	$124,532,238

Dividend Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$76,463,311	$-	$-	$76,463,311
Short-Term Investments	3,976,718	17,611,473	-	21,588,191
Total Investments	$80,440,029	$17,611,473	$-	$98,051,502

Zacks Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

August 31, 2019 (Unaudited)

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

*	The Fund did not hold any Level 3 securities at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Market Neutral Fund
Beginning balance November 30, 2018	$2,238
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	(1,653)
Net purchases	-
Net sales	-
Balance as of August 31, 2019	$585

The Level 3 investments as of August 31, 2019, represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	10/30/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	10/30/19

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	10/30/19

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